Geographic and Customer Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Summary of Reportable Segments
a.	Geographic information:
Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location where the customers accept delivery of the products and services:

	Year ended December 31,
	2020	2019	2018
Europe, Middle East and Africa (*)	$3,803	$1,105	$51
Asia Pacific	1,078	182	11
North America (**)	(14,245)	288	—

	$(9,364)	$1,575	$62

(*)	Includes revenue from Germany in the amount of $3,635, $983 and $51 in the years ended December 31, 2020, 2019 and 2018, respectively.

(**)	Include reduction of revenue from United States in the amount of $14,800 during the year ended December 31, 2020.

Summary of Long-Lived Assets Based on Location
b.	The Company’s long-lived assets (property and equipment, net) are located as follows:

	Year ended December 31,
	2020	2019
Israel	$13,053	$11,216
United States	74	114
Germany	34	5
Belarus	84	4

	$13,245	$11,339

c.	Customers accounted for over 10% of revenue:
As of December 31, 2020, the Company had three customers that accounted for 51%, 22% and 10% of revenues (exclude of reduction of revenues of issuance of Preferred
C-1
Shares).
As of December 31, 2019, the company had one customer that accounted for 64% of revenues.
As of December 31, 2018, the company had two customers that accounted for 18% and 82%, respectively, of revenues
.